Label	Element	Value
Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000768847_SupplementTextBlock

Van Eck Funds

Supplement dated August 14, 2014 (“Supplement”)
to the Prospectus and Summary Prospectus of Multi-Manager Alternatives Fund
dated May 1, 2014

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus for Van Eck Funds (the “Trust”) regarding the Multi-Manager Alternatives Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The Prospectus and Summary Prospectus for the Fund are supplemented as follows:

1.	The section of the Prospectus and Summary Prospectus entitled “Principal Investment Strategies-Event-Driven Strategies” is supplemented by:

a.	Replacing the first sentence of such section with the following:

Event-driven strategies seek to benefit from events that disrupt price relationships across securities. These events include corporate events, such as mergers, acquisitions and spin-offs, and other events, such as macroeconomic shocks and index re-balances; and

b.	Adding the following as the second type of strategy described in such section:

Index Arbitrage: An index arbitrage strategy seeks to exploit the potential mispricing of securities as between the underlying holdings of an index and the financial products that seek to track such index.

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Manager Alternatives Fund